Loans and borrowings - Schedule of Security Pledges (Details) - EUR (€) € in Thousands	Mar. 31, 2024	Mar. 31, 2023
Pledge of shares of consolidated companies
Disclosure of detailed information about borrowings [line items]
Financial assets pledged as collateral for liabilities	€ 29,243	€ 148,137
Pledge of receivables
Disclosure of detailed information about borrowings [line items]
Financial assets pledged as collateral for liabilities	36,775	46,321
Pledge of cash and cash equivalents
Disclosure of detailed information about borrowings [line items]
Financial assets pledged as collateral for liabilities	€ 2,471	€ 11,470